Pensions and other post-employment benefits - Present value (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Wholly funded
Net defined benefit
Present value of obligations	€ 14,330	€ 16,788
Partly funded
Net defined benefit
Present value of obligations	3,009	4,723
Unfunded
Net defined benefit
Present value of obligations	€ 973	€ 1,193